Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Property, Plant and Equipment
9.
Property, Plant and Equipment
(a)
Changes in property, plant and equipment for the years ended December 31, 2023 and 2024 are as follows:
(i)
2023

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others (*2)	Total
Acquisition cost as of January 1, 2023	₩	476,045	8,699,292	50,722,745	902,477	10,145,865	271,761	1,299,892	72,518,077
Accumulated depreciation as of January 1, 2023		—	(4,348,201)	(42,744,139)	(719,862)	—	(151,550)	(962,598)	(48,926,350)
Accumulated impairment loss as of January 1, 2023		—	(447,145)	(1,794,407)	(13,397)	(356,155)	(7,553)	(26,137)	(2,644,794)
Book value as of January 1, 2023	₩	476,045	3,903,946	6,184,199	169,218	9,789,710	112,658	311,157	20,946,933
Additions		—	—	—	—	3,392,876	74,611	—	3,467,487
Depreciation (*3)		—	(376,264)	(2,837,242)	(75,727)	—	(68,349)	(279,200)	(3,636,782)
Disposals		(330)	(758)	(506,420)	(1,896)	—	—	(43,368)	(552,772)
Impairment loss (*4)		—	8	(53,513)	(6)	—	—	(6,554)	(60,065)
Others (*5)		(2,902)	1,494,070	3,963,010	60,585	(5,900,151)	—	374,182	(11,206)
Government grants received		—	—	(7,417)	—	—	—	—	(7,417)
Effect of movements in exchange rates		—	9,189	39,066	964	3,626	326	983	54,154
Book value as of December 31, 2023	₩	472,813	5,030,191	6,781,683	153,138	7,286,061	119,246	357,200	20,200,332
Acquisition cost as of December 31, 2023	₩	472,813	10,192,281	52,107,890	942,376	7,571,687	245,149	1,448,688	72,980,884
Accumulated depreciation as of December 31, 2023	₩	—	(4,715,087)	(43,466,025)	(775,953)	—	(119,804)	(1,062,377)	(50,139,246)
Accumulated impairment loss as of December 31, 2023	₩	—	(447,003)	(1,860,182)	(13,285)	(285,626)	(6,099)	(29,111)	(2,641,306)

(*1) As of December 31, 2023, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment.

(*3) The Group has classified the depreciation as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses. It includes capitalized development costs.

(*4) Impairment losses are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*5) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment, Continued
(ii)
2024

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others (*2)	Total
Acquisition cost as of January 1, 2024	₩	472,813	10,192,281	52,107,890	942,376	7,571,687	245,149	1,448,688	72,980,884
Accumulated depreciation as of January 1, 2024		—	(4,715,087)	(43,466,025)	(775,953)	—	(119,804)	(1,062,377)	(50,139,246)
Accumulated impairment loss as of January 1, 2024		—	(447,003)	(1,860,182)	(13,285)	(285,626)	(6,099)	(29,111)	(2,641,306)
Book value as of January 1, 2024	₩	472,813	5,030,191	6,781,683	153,138	7,286,061	119,246	357,200	20,200,332
Additions		—	—	—	—	1,499,468	33,865	—	1,533,333
Depreciation (*3)		—	(444,982)	(3,424,197)	(80,195)	—	(68,445)	(305,354)	(4,323,173)
Disposals		(47,344)	(28,598)	(132,473)	(178)	—	—	(52,377)	(260,970)
Impairment loss (*4)		—	(28)	(58,660)	(1,275)	(27,000)	—	(7,249)	(94,212)
Others (*5)		873	948,851	4,186,807	42,191	(5,565,372)	—	385,812	(838)
Government grants received		—	—	(2,307)	—	—	—	—	(2,307)
Effect of movements in exchange rates		—	265,665	350,074	7,520	106,339	23,058	9,741	762,397
Classified as held for sale		—	(545,867)	(24,526)	(4,050)	(9,778)	(18,791)	(8,677)	(611,689)
Book value as of December 31, 2024	₩	426,342	5,225,232	7,676,401	117,151	3,289,718	88,933	379,096	17,202,873
Acquisition cost as of December 31, 2024	₩	426,342	10,529,816	53,029,839	925,048	3,581,525	225,250	1,570,421	70,288,241
Accumulated depreciation as of December 31, 2024	₩	—	(4,813,622)	(43,403,177)	(793,522)	—	(129,395)	(1,161,523)	(50,301,239)
Accumulated impairment loss as of December 31, 2024	₩	—	(490,962)	(1,950,261)	(14,375)	(291,807)	(6,922)	(29,802)	(2,784,129)

(*1) As of December 31, 2024, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment.

(*3) The Group has classified the depreciation as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses. It includes capitalized development costs.

(*4) Impairment losses are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*5) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

(b)
Capitalized borrowing costs and capitalization rate for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Capitalized borrowing costs	₩	152,074	258,168	41,826
Capitalization rate		3.11%	5.18%	5.64%

(c)
The Group provides a portion of property, plant and equipment as an operating lease. For the year ended December 31, 2024, rental income from property, plant and equipment is ~~W~~1,755 million (2022: ~~W~~2,806 million, 2023: ~~W~~2,271 million).